Accounting policies - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounting Policies [Line Items]
Decrease in revenue	£ 664	£ 618
Increase (decrease) in assets and liabilities in leasing commitments	370	£ 282
IFRS 15 Revenue
Disclosure Of Accounting Policies [Line Items]
Decrease in revenue	64
Trade Debtors
Disclosure Of Accounting Policies [Line Items]
Decrease in trade receivable	£ 45
Freehold Land or Assets Classified as Held-for-sale
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	0.00%
Top of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	25.00%
Top of Range | Freehold and Leasehold Property
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	4.00%
Top of Range | Other Trademarks and Similar Assets
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	20 years
Top of Range | Computer Software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	five years
Top of Range | Global Software Solutions
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	ten years
Bottom of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	3.00%
Bottom of Range | Freehold and Leasehold Property
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	2.50%
Bottom of Range | Computer Software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	three years